OTHER LOAN PAYABLE (Details - Debt maturity table)	Mar. 31, 2024 USD ($)
Other Loan Payable
2025	$ 511,422
2026	255,711
Total future minimum lease payments	767,133
Less: imputed interest	(25,965)
Total	$ 741,168